Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance. As described in “Financial Performance Measures” below, we do not have a Company Selected Financial Measure as described in Item 402(v)(2)(vi) of Regulation S-K to link compensation actually paid (“CAP”) to our performance.

Required Tabular Disclosure of Compensation Actually Paid Versus Performance

The following table discloses information on CAP to our principal executive officer and (on average) to our other named executive officers during the specified years alongside total shareholder return (“TSR”) and net income metrics.

Pay versus Performance Table

					Value Of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Loss (thousands)	Company Selected Measure(7)
2022	$8,547,825	$8,693,131	$2,325,696	$1,321,707	$432	$111	$388,955	—
2021	$6,414,999	$19,860,765	$2,749,683	$6,474,352	$430	$125	$215,314	—
2020	$5,128,696	$10,988,808	$1,796,529	$3,291,763	$196	$126	$127,290	—
1.	The amounts reported in this column reflect the total compensation reported for Mr. Blum (our PEO) for each corresponding years in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of 2022, 2021, and 2020, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in this Proxy Statement. Mr. Blum was our PEO for the entirety of each of our 2022, 2021, and 2020 fiscal years.
2.	The amounts reported in this column represent the amount of CAP to Mr. Blum, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blum during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to Mr. Blum’s total compensation for each year to determine the CAP:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Aggregate Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$8,547,825	$(7,408,750)	$7,554,056	$8,693,131
2021	$6,414,999	$(5,276,600)	$18,722,367	$19,860,765
2020	$5,128,696	$(4,075,200)	$9,935,312	$10,988,808
a	Represents the reported value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
b	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2022	$8,391,888	$98,302	$960,150	$(1,098,634)	$(797,650)	$7,554,056
2021	$9,838,720	$7,245,088	$620,112	$1,018,446	—	$18,722,367
2020	$5,159,264	$2,710,036	$612,092	$1,453,920	—	$9,935,312
3.	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of our 2022, 2021, and 2020 fiscal years, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in this Proxy Statement. For 2022, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos, Mr. Cragg, Mr. Schlossberg and Mr. Wong. For 2021, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Mr. Schlossberg. For 2020, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Cragg and Mr. Schlossberg.
4.	The amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to average total compensation for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) for each year to determine the average CAP, using the same methodology described above in footnote 2 above to the Pay versus Performance Table:
YEAR	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,325,696	$(1,805,064)	$801,075	$1,321,707
2021	$2,749,683	$(2,084,125)	$5,808,795	$6,474,352
2020	$1,796,529	$(1,164,150)	$2,659,385	$3,291,763
a	Represents the reported average value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
b	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2022	$1,698,148	$(451,058)	$211,375	$(182,059)	$(475,330)	$801,075
2021	$3,875,707	$1,580,194	$140,931	$211,963	—	$5,808,795
2020	$1,477,028	$679,612	$172,143	$330,603	—	$2,659,385
5.	Cumulative TSR is calculated by dividing a fixed investment of $100 at the beginning of the measurement period into a number of shares by the value of that investment at the end of the measurement period plus the cumulative amount of dividends for the measurement period, assuming dividend reinvestment. “Measurement period” is defined as: for 2020, the one-year period from market close December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; and for 2022, the three-year period from market close December 31, 2019 through December 31, 2022.
6.	Represents the Nasdaq Biotechnology Index.
7.	We do not have a Company Selected Financial Measure as described in Item 402(v)(2)(vi) of Regulation S-K to link CAP to our performance.

Named Executive Officers, Footnote [Text Block]
3.	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of our 2022, 2021, and 2020 fiscal years, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in this Proxy Statement. For 2022, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos, Mr. Cragg, Mr. Schlossberg and Mr. Wong. For 2021, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Mr. Schlossberg. For 2020, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Cragg and Mr. Schlossberg.

Peer Group Issuers, Footnote [Text Block]
6.	Represents the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 8,547,825	$ 6,414,999	$ 5,128,696
PEO Actually Paid Compensation Amount	$ 8,693,131	19,860,765	10,988,808
Adjustment To PEO Compensation, Footnote [Text Block]
2.	The amounts reported in this column represent the amount of CAP to Mr. Blum, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blum during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to Mr. Blum’s total compensation for each year to determine the CAP:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Aggregate Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$8,547,825	$(7,408,750)	$7,554,056	$8,693,131
2021	$6,414,999	$(5,276,600)	$18,722,367	$19,860,765
2020	$5,128,696	$(4,075,200)	$9,935,312	$10,988,808
a	Represents the reported value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
b	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2022	$8,391,888	$98,302	$960,150	$(1,098,634)	$(797,650)	$7,554,056
2021	$9,838,720	$7,245,088	$620,112	$1,018,446	—	$18,722,367
2020	$5,159,264	$2,710,036	$612,092	$1,453,920	—	$9,935,312

Non-PEO NEO Average Total Compensation Amount	$ 2,325,696	2,749,683	1,796,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,321,707	6,474,352	3,291,763
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.	The amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to average total compensation for the Company’s named executive officers as a group (excluding the Company’s PEO, Mr. Blum) for each year to determine the average CAP, using the same methodology described above in footnote 2 above to the Pay versus Performance Table:
YEAR	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,325,696	$(1,805,064)	$801,075	$1,321,707
2021	$2,749,683	$(2,084,125)	$5,808,795	$6,474,352
2020	$1,796,529	$(1,164,150)	$2,659,385	$3,291,763
a	Represents the reported average value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
b	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2022	$1,698,148	$(451,058)	$211,375	$(182,059)	$(475,330)	$801,075
2021	$3,875,707	$1,580,194	$140,931	$211,963	—	$5,808,795
2020	$1,477,028	$679,612	$172,143	$330,603	—	$2,659,385

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The Pay versus Performance Table above demonstrates:

•	From 2020 to 2021, CAP to our PEO increased by 81% and average CAP to our other named executive officers (excluding our PEO) similarly increased by 97%. TSR increased from $196 to $430 (119%), and net losses increased by 69%.
•	In 2022, CAP to our PEO was approximately $8.7 million, which represents a 56% decrease as compared to his CAP in 2021. TSR increased from $430 to $432 (<1%) and net losses increased 81%. The average CAP to our other named executive officers (excluding our PEO) similarly decreased from approximately $6.5 million to approximately $1.3 million, reflecting a (80%) decrease.

Compensation Actually Paid vs. Net Income [Text Block]

The Pay versus Performance Table above demonstrates:

•	From 2020 to 2021, CAP to our PEO increased by 81% and average CAP to our other named executive officers (excluding our PEO) similarly increased by 97%. TSR increased from $196 to $430 (119%), and net losses increased by 69%.
•	In 2022, CAP to our PEO was approximately $8.7 million, which represents a 56% decrease as compared to his CAP in 2021. TSR increased from $430 to $432 (<1%) and net losses increased 81%. The average CAP to our other named executive officers (excluding our PEO) similarly decreased from approximately $6.5 million to approximately $1.3 million, reflecting a (80%) decrease.

Total Shareholder Return Vs Peer Group [Text Block]

The Pay versus Performance Table above demonstrates:

•	The Company has seen sustained growth in TSR from 2020 through 2022 with a cumulative growth rate of 120%, while the peer group (the Nasdaq Biotechnology Index) experienced a 12% decrease over the 3-year period.

Total Shareholder Return Amount	$ 432	430	196
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ 388,955,000	$ 215,314,000	$ 127,290,000
Company Selected Measure Amount
PEO Name	Mr. Blum	Mr. Blum	Mr. Blum
Additional 402(v) Disclosure [Text Block]

Financial Performance Measures

As described in greater detail in the "Compensation Discussion and Analysis" section of this Proxy Statement, the Company’s executive compensation program is based on a pay-for-performance philosophy to support the long-term growth of, and the strategic direction for, the Company. The metrics that the Company uses for both our annual cash incentive under our NEIP and long-term incentive plans are selected based on the objective of creating a strong nexus between executive officer and stockholder financial interests through sustaining positive performance over a multi-year period by way of attainment of our corporate and individual goals. As none of our drug candidates are approved and revenue generating through commercial sales, we do not have a financial performance measure to link CAP to our performance.

Description of the Relationship between Pay and Performance

We are a late stage research and development biotechnology company and have yet to realize any revenues from the commercial sale of our drug candidates. Accordingly, the corporate and individual goals that drive compensation to our named executive officers are non-financial goals such as regulatory milestones, including obtaining regulatory approval for our drug candidates and filing investigational new drug applications, research and development goals such as conducting and completing clinical trials, and designing and implementing our patient-centricity and diversity, equity and inclusion programs.

PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,408,750)	$ (5,276,600)	$ (4,075,200)
PEO [Member] | Aggregate Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,554,056	18,722,367	9,935,312
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,391,888	9,838,720	5,159,264
PEO [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,302	7,245,088	2,710,036
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	960,150	620,112	612,092
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,098,634)	1,018,446	1,453,920
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(797,650)	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,805,064)	(2,084,125)	(1,164,150)
Non-PEO NEO [Member] | Aggregate Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	801,075	5,808,795	2,659,385
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,698,148	3,875,707	1,477,028
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(451,058)	1,580,194	679,612
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	211,375	140,931	172,143
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(182,059)	211,963	330,603
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (475,330)	$ 0	$ 0